Consolidated Statements of Operations and Comprehensive Income Statement - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenue	$ 747,495	$ 403,340
Production costs	(288,315)	(192,842)
Royalty expense	(21,396)	(15,552)
Depletion and depreciation	(148,655)	(58,970)
Earnings (loss) from mine operations	289,129	135,976
Expenses
General and administrative	(25,646)	(11,991)
Transaction costs	(397)	(17,746)
Exploration and evaluation	(48,411)	(15,817)
Care and maintenance	(11,877)	(80)
Earnings (loss) from operations	202,798	90,342
Other income, net	3,376	210
Finance Items
Finance income	2,111	843
Finance costs	(12,206)	(11,628)
Earnings before taxes from continuing operations	196,079	79,767
Current income tax expense	(44,223)	(2,800)
Deferred tax recovery (expense)	5,474	(30,233)
Earnings from continuing operations	157,330	46,734
Loss from discontinued operations	(24,904)	(4,627)
Net earnings	132,426	42,107
Other comprehensive income
Unrealized and realized gains on available for sale investments, net of $3,758 tax	26,764	340
Exchange differences on translation of foreign operations	80,898	988
Total other comprehensive income	107,662	1,328
Comprehensive income	$ 240,088	$ 43,435
Basic earnings per share from continuing operations (in dollars per share)	$ 0.76	$ 0.39
Diluted earnings per share from continuing operations (in dollars per share)	0.75	0.38
Basic loss per share from discontinued operations (in dollars per share)	(0.12)	(0.04)
Diluted loss per share from discontinued operations (in dollars per share)	(0.12)	(0.04)
Basic earnings per share (in dollars per share)	0.64	0.35
Diluted earnings per share (in dollars per share)	$ 0.63	$ 0.34
Weighted average number of common shares outstanding (in 000's)
Basic (in shares)	207,436	121,172
Diluted (in shares)	208,628	123,889